RMB Investors Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

March 25, 2019

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	RMB Investors Trust (the “Trust”) File Nos. 002-17226 and 811-00994

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 116 (“PEA No. 116”) to the Trust’s Registration Statement for the purpose of registering three new series: RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund (the “Funds”).

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

This PEA No. 116 is being filed in conjunction with the Trust’s Combined Proxy Statement/Prospectus on Form N-14, which is expected to be filed shortly hereafter. The Combined Proxy Statement/Prospectus relates to the issuance by the Funds of shares of beneficial interest in connection with the reorganization of series of IronBridge Funds, Inc. into the Funds. The Trust respectfully requests that comments from the Commission staff related to this PEA No. 116 be delivered concurrently with comments on the Combined Proxy Statement/Prospectus.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Very truly yours,

/s/ Scott Resnick

Scott Resnick
For U.S. Bank Global Fund Services

Enclosures